Employee benefits - Summary of Asset Allocation of Plan Assets (Detail) - BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Government Securities [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	71.10%	77.17%	85.90%
Debentures and bonds [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	28.04%	22.59%	13.75%
Fixed deposits [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	0.24%	0.24%	0.35%
Equity [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	0.62%